Note 26 - Subsequent Events	6 Months Ended
Jun. 30, 2024
Statement Line Items [Line Items]
Disclosure of events after reporting period [text block]
26	Subsequent events

There were no significant subsequent events between June 30, 2024 and the date of issue of these financial statements other than included in the preceding notes to the condensed consolidated interim financial statements.

Retirements

Caledonia awarded discretionary payments to selected employees over 60 years of age that are expected to result in an expected outflow of $2.4m in fiscal 2024 (excluding Share-based payment awards granted that remained unaffected).

Dividends

Dividends of $2.7 million were declared and paid by the Company during July 2024.